Transactions with Related Parties - Additional Information - Management (Details)	12 Months Ended					14 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended	4 Months Ended		12 Months Ended				4 Months Ended		12 Months Ended														3 Months Ended			9 Months Ended			9 Months Ended			12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Former CEO USD ($)	Dec. 31, 2011 Former CEO EUR (€)	Mar. 31, 2012 Former CEO USD ($)	Aug. 31, 2011 Former CFO USD ($)	Dec. 31, 2011 Former CFO USD ($)	Dec. 31, 2011 Former CFO EUR (€)	Dec. 31, 2011 Former CEO and Former CFO USD ($)	Feb. 07, 2011 CEO	May 03, 2013 CEO USD ($)	May 03, 2013 CEO EUR (€)	Dec. 31, 2013 CEO USD ($)	Dec. 31, 2013 CEO EUR (€)	Dec. 31, 2012 CEO USD ($)	Dec. 31, 2011 CEO USD ($)	May 03, 2013 CFO USD ($)	May 03, 2013 CFO EUR (€)	Dec. 31, 2013 CFO USD ($)	Dec. 31, 2013 CFO EUR (€)	Dec. 31, 2012 CFO USD ($)	Dec. 31, 2011 CFO USD ($)	Dec. 31, 2013 COO USD ($)	Dec. 31, 2013 COO EUR (€)	Dec. 31, 2012 COO USD ($)	Dec. 31, 2011 COO USD ($)	Dec. 31, 2013 Executive Officers USD ($)	Dec. 31, 2012 Executive Officers USD ($)	Dec. 31, 2011 Executive Officers USD ($)	Dec. 31, 2013 Management and Directors USD ($)	Dec. 31, 2012 Management and Directors USD ($)	Dec. 31, 2011 Management and Directors USD ($)	Apr. 20, 2012 First Installment CEO	May 03, 2014 First Installment CEO	Feb. 07, 2012 First Installment CEO	Sep. 11, 2013 Second Installment CEO	May 03, 2015 Second Installment CEO	Feb. 07, 2013 Second Installment CEO	Sep. 11, 2013 Third Installment CEO	May 03, 2016 Third Installment CEO	Feb. 07, 2014 Third Installment CEO	Dec. 31, 2013 Renewal Consulting Agreements CEO USD ($)	Dec. 31, 2013 Renewal Consulting Agreements CFO USD ($)
Related Party Transaction [Line Items]
Annual Consulting Fees				$ 511,000	€ 370,000			$ 345,000	€ 250,000			$ 241,000	€ 174,600	$ 221,000	€ 160,000			$ 141,000	€ 102,000	$ 77,000	€ 56,000			$ 162,000	€ 117,519
Exchange rate EUR/USD	1.38
Executive directors consultancy fees										337,000				79,000		230,000	225,000			25,000		72,000	52,000	161,000		151,000	81,000																172,000	91,000
Severance payment						2,347,000	463,000
Number of shares granted	279,333	90,667	49,867								28,000	28,000	28,000
Number of shares vested																																			9,333	9,333		9,333	9,333		9,334	9,334
Number of shares issued in period							21,867																											9,333			9,333			9,334
Fair value of shares							$ 34.5
General and administrative expenses	9,910,000	9,320,000	12,455,000																									528,000	453,000	3,505,000	114,000	124,000	151,000
Due to related parties	$ 559,000	$ 262,000																													$ 111,000	$ 121,000